Credit substitutes (Tables)	12 Months Ended
Mar. 31, 2018
Credit substitutes by bank's internal credit quality indicators

The fair values of credit substitutes by the Bank’s internal credit quality indicators and amounts provided for other than temporary impairments is as follows:

	As of March 31,
	2017		2018		2018
	(In millions)
Pass	Rs.	419,540.6	Rs.	324,031.5	US$	4,976.7
Impaired—gross balance		—		—		—
Less: amounts provided for other than temporary impairments		—		—		—

Impaired credit substitutes, net		—		—		—

Total credit substitutes, net	Rs.	419,540.6	Rs.	324,031.5	US$	4,976.7

Impaired credit substitutes

Impaired credit substitutes

As of March 31,
	2017	2018	2018
(In millions)
Gross impaired credit substitutes	Rs.—	Rs.—	US$	—
Gross impaired credit substitutes by industry	Rs.—	Rs.—	US$	—
Average impaired credit substitutes	Rs.—	Rs.—	US$	—
Interest income recognized on impaired credit substitutes	Rs.—	Rs.—	US$	—